Other non-current financial assets - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Non-current insurance company receivable	€ 2,600	€ 2,500	€ 2,000
Non-current insurance company receivable payment stream duration	10 years
Impairment charge of the year	€ 2,390	€ 0	€ 0